SCHEDULE OF MOVEMENT OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Impairment Effects on Earnings Per Share [Line Items]
Provision	$ (29,251)	$ 21,191
Deposits and Other Current Assets [Member]
Impairment Effects on Earnings Per Share [Line Items]
Balance at beginning of the year	56	47
Provision	484	9
Ending balance	$ 540	$ 56